Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and named executive officer pay. This disclosure is intended to comply with the requirements of Item 402(v) of Regulation S-K applicable to “smaller reporting companies.” For additional information about our pay for performance compensation philosophy and how we seek to align executive compensation with the Company’s performance, refer to “Executive Compensation” beginning on page 41.
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance metrics of the Company. The following table sets forth information concerning Compensation Actually Paid (“CAP”) to our principal executive officer (“PEO”) and our non-PEO named executive officers versus our total shareholder return, total revenue and net income (loss) performance results for the last three fiscal years. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO Named Executive Officers” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term CAP is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Executive Compensation” section above.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(5)	Total Revenue ($M)(6)	Net Income (Loss) ($M)(6)
2025	$3,347,959	$1,745,463	$1,668,882	$978,906	$26.80	$35.3	$(69.1)
2024	$3,317,418	$3,079,050	$1,576,816	$1,498,760	$19.60	$22.5	$(78.6)
2023	$3,589,760	$1,988,481	$1,549,150	$994,090	$21.35	$22.4	$(60.4)

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Timothy T. Goodnow (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation — Summary Compensation Table.”

(2)
Represents the amount of CAP to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

	2023	2024	2025
Summary Compensation Table Total	$3,589,760	$3,317,418	$3,347,959
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	$(2,308,740)	$(2,045,000)	$(2,045,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Sock Awards Granted in Fiscal Year(b)	$1,340,885	$1,787,496	$1,093,181
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year(b)	$(531,797)	(93,808)	(757,242)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$540,729	$383,921	$323,969
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$(642,356)	$(270,979)	$(217,403)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	$—	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$1,988,481	$3,079,050	$1,745,463

(a)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our named executive officers were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See Note 15. Stock-Based Compensation in the Notes to the Consolidated Financial Statements contained in our Annual Report on Form 10-K for the year ended December 31, 2025 for additional details.

(3)
This figure is the average of the total compensation paid to our named executive officers other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO named executive officers in each year are listed in the table below.

2023	2024	2025
Mukul Jain	Mukul Jain	Mukul Jain
Kenneth Horton	Kenneth Horton	Frederick (“Rick”) Sullivan

(4)
This figure is the average amount of CAP for our named executive officers other than our PEO in each listed year. CAP does not mean that these named executive officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all named executive officers other than our PEO in each listed year.

	2023	2024	2025
Summary Compensation Table Total	$1,549,150	$1,576,816	$1,668,882
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	$(795,923)	$(750,000)	$(850,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Sock Awards Granted in Fiscal Year(b)	$462,261	$655,561	$454,382
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year(b)	$(179,561)	$(32,289)	$(290,111)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$186,413	$140,802	$80,767
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$(228,250)	$(92,130)	$(85,013)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	$—	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$994,090	$1,498,760	$978,906

(a)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our named executive officers were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See Note 15. Stock-Based Compensation in the Notes to the Consolidated Financial Statements contained in our Annual Report on Form 10-K for the year ended December 31, 2025 for additional details.

(5)
Total shareholder return is calculated by assuming that a $100 investment was made on the day prior to the first fiscal year reported below and reinvesting all dividends until the last day of each reported fiscal year.

(6)
The dollar amounts reported are the Company’s total revenue and net income (loss) reflected in the Company’s audited financial statements.

Named Executive Officers, Footnote
(3)
This figure is the average of the total compensation paid to our named executive officers other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO named executive officers in each year are listed in the table below.

2023	2024	2025
Mukul Jain	Mukul Jain	Mukul Jain
Kenneth Horton	Kenneth Horton	Frederick (“Rick”) Sullivan

PEO Total Compensation Amount	$ 3,347,959	$ 3,317,418	$ 3,589,760
PEO Actually Paid Compensation Amount	$ 1,745,463	3,079,050	1,988,481
Adjustment To PEO Compensation, Footnote
(2)
Represents the amount of CAP to our PEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the reported total compensation for each year to determine the CAP:

	2023	2024	2025
Summary Compensation Table Total	$3,589,760	$3,317,418	$3,347,959
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	$(2,308,740)	$(2,045,000)	$(2,045,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Sock Awards Granted in Fiscal Year(b)	$1,340,885	$1,787,496	$1,093,181
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year(b)	$(531,797)	(93,808)	(757,242)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$540,729	$383,921	$323,969
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$(642,356)	$(270,979)	$(217,403)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	$—	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$1,988,481	$3,079,050	$1,745,463
(a)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our named executive officers were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See Note 15. Stock-Based Compensation in the Notes to the Consolidated Financial Statements contained in our Annual Report on Form 10-K for the year ended December 31, 2025 for additional details.

Non-PEO NEO Average Total Compensation Amount	$ 1,668,882	1,576,816	1,549,150
Non-PEO NEO Average Compensation Actually Paid Amount	$ 978,906	1,498,760	994,090
Adjustment to Non-PEO NEO Compensation Footnote
(4)
This figure is the average amount of CAP for our named executive officers other than our PEO in each listed year. CAP does not mean that these named executive officers were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of Summary Compensation Table total compensation under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all named executive officers other than our PEO in each listed year.

	2023	2024	2025
Summary Compensation Table Total	$1,549,150	$1,576,816	$1,668,882
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year(a)	$(795,923)	$(750,000)	$(850,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Sock Awards Granted in Fiscal Year(b)	$462,261	$655,561	$454,382
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Year(b)	$(179,561)	$(32,289)	$(290,111)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year(b)	$186,413	$140,802	$80,767
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(b)	$(228,250)	$(92,130)	$(85,013)
Subtract Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year(b)	$—	$—	$—
Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$994,090	$1,498,760	$978,906
(a)
The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable year.

(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our named executive officers were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. We approached the determination of fair value in the same way as we historically have determined fair value and fair values as of each measurement date were determined using valuation assumptions and methodologies (including expected term, volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. See Note 15. Stock-Based Compensation in the Notes to the Consolidated Financial Statements contained in our Annual Report on Form 10-K for the year ended December 31, 2025 for additional details.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 26.8	19.6	21.35
Net Income (Loss)	$ (69,100,000)	$ (78,600,000)	$ (60,400,000)
Company Selected Measure Amount	35.3	22.5	22.4
PEO Name	Timothy T. Goodnow
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,045,000)	$ (2,045,000)	$ (2,308,740)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,093,181	1,787,496	1,340,885
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(757,242)	(93,808)	(531,797)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	323,969	383,921	540,729
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(217,403)	(270,979)	(642,356)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(850,000)	(750,000)	(795,923)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	454,382	655,561	462,261
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(290,111)	(32,289)	(179,561)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	80,767	140,802	186,413
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,013)	(92,130)	(228,250)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount